Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of stock option activity
	Number of Options (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2022	1,656,000	$2.00
Granted	-	$-
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, September 30, 2022	1,656,000	$2.00

Exercisable, September 30, 2022	1,656,000	$2.00

	Number of	Weighted Average
	Options (in Shares)	Exercise Price
Outstanding, January 1, 2021	-	-
Granted	1,656,000	$2.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, December 31, 2021	1,656,000	$2.00

Exercisable, December 31, 2021	1,656,000	$2.00

Schedule of warrants
	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2022	5,926,763	$	*
Granted	-		-
Exercised	(418,931)		-
Outstanding, September 30, 2022	5,507,832		$-

*	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.

	Number of Restricted Stock Shares	Weighted Average Grant Date Fair Value
Outstanding, January 1, 2022	1,000,000	$0.48
Granted	-	-
Vested	1,000,000	0.40
Unvested, September 30, 2022	-	$-

	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2021	-		-
Granted	5,926,763	$		*
Exercised	-		-
Outstanding, December 31, 2021	5,926,763		$-

*	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.

	Number of Restricted Stock Shares	Weighted Average Exercise Price
Outstanding, January 1, 2021	-	-
Granted	1,650,000	$0.40
Vested	650,000	-
Unvested, December 31, 2021	1,000,000	$0.40

Schedule of share derivative liabilities
September 30, 2022
Warrants	$38
Stock options	6
RSUs vested but unissued	1
Total share derivative liability	$45

Schedule of reverse stock split balance sheet
		Proforma
	As stated	Effect
Balance Sheet

Common stock:
Shares Issued:
9/30/2022	736,609,855	736,610
9/30/2021	145,713,591	145,714
Shares Outstanding:
9/30/2022	736,534,476	736,534
9/30/2021	145,638,212	145,638

Treasury Stock:	75,379	75

Schedule of reverse stock split EPS
		Three months ended September 30,		Nine months ended September 30,
EPS		2022	2021	2022	2021
Weighted Average Shares
Outstanding - basic and diluted	As stated	500,173,946	159,448,204	318,558,213	131,863,780
	Proforma	573,174	159,448	318,558	131,864

Net income (loss) per share:
Continuing operations	As stated	0.0001	(0.0370)	(0.0310)	(0.2620)
	Proforma	0.1000	(37.00)	(31.00)	(262.00)

Discontinued Operations	As stated	(0.002)	0.0070	(0.0030)	0.0400
	Proforma	(2.00)	7.00	(3.00)	40.00